Basis of Presentation and Summary of Significant Accounting Policies Affiliate Transactions (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Amounts due from affiliates	$ 16.8	$ 38.8
Amounts due to affiliates	10.6	21.4
MillerCoors [Member]
Schedule of Equity Method Investments [Line Items]
Amounts due from affiliates	1.6	3.2
Amounts due to affiliates	9.2	11.5
BRI [Member]
Schedule of Equity Method Investments [Line Items]
Amounts due from affiliates	4.5	28.0
Amounts due to affiliates	0.0	0.4
BDL [Member]
Schedule of Equity Method Investments [Line Items]
Amounts due from affiliates	10.1	6.4
Amounts due to affiliates	0.0	8.6
Other Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Amounts due from affiliates	0.6	1.2
Amounts due to affiliates	$ 1.4	$ 0.9